UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3392

John Hancock Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock

Mid Cap Equity Fund

Semiannual Report
4.30.12

A look at performance

Total returns for the period ended April 30, 2012

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	6-months	1-year	5-year	10-year	Since inception[1]

Class A	–11.98	0.32	—	6.77	2.67	–11.98	1.60	—	77.30

Class B	–12.60	0.26	—	6.80	2.64	–12.60	1.30	—	77.72

Class C	–8.97	0.68	—	6.75	6.63	–8.97	3.44	—	77.04

Class I2	–6.94	1.78	—	7.83	8.29	–6.94	9.21	—	93.23

Performance figures assume all dividends have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 2-28-13 for Class A, Class B, Class C and Class I shares. Had the fee waivers and expense limitations not been in place gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.45	2.15	2.15	1.09
Gross (%)	1.88	2.58	2.58	1.50

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

6	Mid Cap Equity Fund | Semiannual report

		Without	With maximum
	Start date	sales charge	sales charge	Index

Class B3	8-4-03	$17,772	$17,772	$21,680

Class C3	8-4-03	17,704	17,704	21,680

Class I2	8-4-03	19,323	19,323	21,680

Performance of the classes will vary based on the differences in sales charges paid by the shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Russell Midcap Growth Index is an unmanaged index which measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 From 8-4-03.

2 For certain types of investors, as described in the Fund’s prospectus.

3 No contingent deferred sales charge is applicable.

Semiannual report | Mid Cap Equity Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the Fund’s actual ongoing operating expenses, and is based on the Fund’s actual return. It assumes an account value of $1,000.00 on November 1, 2011 with the same investment held until April 30, 2012.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,080.60	$7.50

Class B	1,000.00	1,076.40	11.10

Class C	1,000.00	1,076.30	11.10

Class I	1,000.00	1,082.90	5.28

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at April 30, 2012, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Mid Cap Equity Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare the Fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the Fund’s actual return). It assumes an account value of $1,000.00 on November 1, 2011, with the same investment held until April 30, 2012. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 11-1-11	on 4-30-12	period ended 4-30-12[1]

Class A	$1,000.00	$1,017.70	$7.27

Class B	1,000.00	1,014.20	10.77

Class C	1,000.00	1,014.20	10.77

Class I	1,000.00	1,019.80	5.12

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.45%, 2.15%, 2.15% and 1.02% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual report | Mid Cap Equity Fund	9

Portfolio summary

Top 10 Holdings (23.1% of Net Assets on 4-30-12)[1,2]

Red Hat, Inc.	2.6%	Alliance Data Systems Corp.	2.3%

VeriFone Systems, Inc.	2.5%	IMAX Corp.	2.3%

Express Scripts Holding Company	2.5%	Ancestry.com, Inc.	2.2%

Precision Castparts Corp.	2.4%	Pall Corp.	2.0%

Mednax, Inc.	2.4%	BE Aerospace, Inc.	1.9%

Sector Composition[1,3]

Information Technology	22.2%	Energy	6.5%

Consumer Discretionary	21.0%	Financials	4.5%

Industrials	17.3%	Consumer Staples	4.1%

Health Care	12.7%	Telecommunication Services	1.1%

Materials	7.7%	Short-Term Investments & Other	2.9%

1 As a percentage of net assets on 4-30-12.

2 Cash and cash equivalents not included.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

10	Mid Cap Equity Fund | Semiannual report

Fund’s investments

As of 4-30-12 (unaudited)

	Shares	Value
Common Stocks 97.1%		$29,882,655

(Cost $26,156,132)

Consumer Discretionary 21.0%		6,466,528

Auto Components 1.2%

BorgWarner, Inc. (I)	4,739	374,571

Distributors 1.7%

LKQ Corp. (I)	15,708	525,433

Hotels, Restaurants & Leisure 3.9%

Bally Technologies, Inc. (I)	11,242	545,799

Chipotle Mexican Grill, Inc. (I)	550	227,783

Darden Restaurants, Inc.	5,765	288,711

Panera Bread Company, Class A (I)	930	146,866

Household Durables 1.5%

Tempur-Pedic International, Inc. (I)	7,893	464,424

Internet & Catalog Retail 1.3%

HomeAway, Inc. (I)	14,642	381,424

Leisure Equipment & Products 0.9%

Polaris Industries, Inc.	3,620	287,573

Media 2.3%

IMAX Corp. (I)	29,506	707,259

Specialty Retail 5.5%

Bed Bath & Beyond, Inc. (I)	3,813	268,397

CarMax, Inc. (I)	12,181	376,027

O’Reilly Automotive, Inc. (I)	2,393	252,366

PetSmart, Inc.	5,576	324,858

Ross Stores, Inc.	2,932	180,582

Tiffany & Company	4,005	274,182

Textiles, Apparel & Luxury Goods 2.7%

Deckers Outdoor Corp. (I)	3,898	198,837

PVH Corp.	4,645	412,476

Under Armour, Inc., Class A (I)	2,338	228,960

Consumer Staples 4.1%		1,244,130

Beverages 1.4%

Beam, Inc.	7,260	412,223

Food Products 2.7%

McCormick & Company, Inc., Non-Voting Shares	5,987	334,733

TreeHouse Foods, Inc. (I)	8,645	497,174

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	11

	Shares	Value
Energy 6.5%		$2,000,209

Energy Equipment & Services 2.2%

FMC Technologies, Inc. (I)	6,553	307,991

Oil States International, Inc. (I)	4,775	379,995

Oil, Gas & Consumable Fuels 4.3%

OGX Petroleo e Gas Participacoes SA, ADR (I)	55,453	393,716

Plains Exploration & Production Company (I)	6,627	270,713

Range Resources Corp.	4,895	326,301

SM Energy Company	4,863	321,493

Financials 4.5%		1,389,318

Capital Markets 2.4%

Affiliated Managers Group, Inc. (I)	3,727	423,462

T. Rowe Price Group, Inc.	4,841	305,540

Commercial Banks 0.9%

SVB Financial Group (I)	4,364	279,689

Diversified Financial Services 1.2%

IntercontinentalExchange, Inc. (I)	2,861	380,627

Health Care 12.7%		3,907,900

Health Care Equipment & Supplies 2.6%

Intuitive Surgical, Inc. (I)	450	260,190

Thoratec Corp. (I)	10,882	378,802

Varian Medical Systems, Inc. (I)	2,400	152,208

Health Care Providers & Services 7.1%

AmerisourceBergen Corp.	9,966	370,835

DaVita, Inc. (I)	3,580	317,116

Express Scripts Holding Company (I)	13,610	759,302

Mednax, Inc. (I)	10,567	742,226

Health Care Technology 0.4%

Allscripts Healthcare Solutions, Inc. (I)	12,337	136,694

Pharmaceuticals 2.6%

Mylan, Inc. (I)	23,913	519,151

Perrigo Company	2,587	271,376

Industrials 17.3%		5,333,207

Aerospace & Defense 4.3%

BE Aerospace, Inc. (I)	12,146	571,226

Precision Castparts Corp.	4,242	748,162

Airlines 1.2%

Copa Holdings SA, Class A	4,445	361,423

Building Products 1.0%

Owens Corning, Inc. (I)	8,845	303,826

Electrical Equipment 2.0%

AMETEK, Inc.	7,680	386,534

Roper Industries, Inc.	2,191	223,263

12	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

	Shares	Value
Machinery 5.3%

Cummins, Inc.	4,702	$544,633

Pall Corp.	10,353	617,142

WABCO Holdings, Inc. (I)	7,592	478,524

Professional Services 2.0%

Equifax, Inc.	7,190	329,446

Nielsen Holdings NV (I)	9,943	290,534

Road & Rail 1.5%

J.B. Hunt Transport Services, Inc.	8,648	478,494

Information Technology 22.2%		6,826,178

Communications Equipment 1.8%

F5 Networks, Inc. (I)	4,159	557,015

Internet Software & Services 3.5%

Ancestry.com, Inc. (I)	25,425	678,848

LinkedIn Corp., Class A (I)	3,744	406,037

IT Services 4.9%

Alliance Data Systems Corp. (I)	5,614	721,343

VeriFone Systems, Inc. (I)	16,328	777,866

Semiconductors & Semiconductor Equipment 2.8%

Altera Corp.	8,753	311,344

NXP Semiconductor NV (I)	9,690	250,487

Xilinx, Inc.	8,514	309,739

Software 9.2%

Citrix Systems, Inc. (I)	5,523	472,824

Concur Technologies, Inc. (I)(L)	8,999	508,983

Intuit, Inc.	3,710	215,069

Nuance Communications, Inc. (I)	15,453	377,671

Red Hat, Inc. (I)	13,493	804,318

Rovi Corp. (I)	15,197	434,634

Materials 7.7%		2,382,301

Chemicals 4.4%

Albemarle Corp.	4,830	315,398

Ecolab, Inc.	3,825	243,614

FMC Corp.	4,252	469,633

Valspar Corp.	6,643	339,789

Metals & Mining 3.3%

Carpenter Technology Corp.	9,459	526,488

Walter Energy, Inc.	7,350	487,379

Telecommunication Services 1.1%		332,884

Diversified Telecommunication Services 1.1%

American Tower Corp.	5,076	332,884

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	13

	Yield	Shares	Value
Securities Lending Collateral 1.0%			$292,180

(Cost $292,100)

John Hancock Collateral Investment Trust (W)	0.3316% (Y)	29,194	292,180

Total investments (Cost $26,448,232)† 98.1%			$30,174,835

Other assets and liabilities, net 1.9%			$590,453

Total net assets 100.0%			$30,765,288

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

(L) A portion of this security is on loan as of 4-30-12.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 4-30-12.

† At 4-30-12, the aggregate cost of investment securities for federal income tax purposes was $26,491,685. Net unrealized appreciation aggregated $3,683,150, of which $4,814,558 related to appreciated investment securities and $1,131,408 related to depreciated investment securities.

14	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-12 (unaudited)

This Statement of assets and liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $26,156,132) including
$285,450 of securities loaned	$29,882,655
Investments in affiliated issuers, at value (Cost $292,100)	292,180

Total investments, at value (Cost $26,448,232)	30,174,835
Cash	724,296
Receivable for investments sold	787,019
Receivable for fund shares sold	11,226
Dividends and interest receivable	5,205
Receivable for securities lending income	60
Receivable due from adviser	1,869
Other receivables and prepaid expenses	50,478

Total assets	31,754,988

Liabilities

Payable for investments purchased	637,837
Payable for fund shares repurchased	14,624
Payable upon return of securities loaned	291,250
Payable to affiliates
Accounting and legal services fees	783
Transfer agent fees	4,863
Trustees’ fees	1,531
Other liabilities and accrued expenses	38,812

Total liabilities	989,700

Net assets

Paid-in capital	$32,106,830
Accumulated net investment loss	(209,816)
Accumulated net realized loss on investments	(4,857,203)
Net unrealized appreciation (depreciation) on investments	3,725,477

Net assets	$30,765,288

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	15

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($22,126,282 ÷ 1,513,077 shares)	$14.62
Class B ($3,164,129 ÷ 229,231 shares)[1]	$13.80
Class C ($3,956,108 ÷ 286,164 shares)[1]	$13.82
Class I ($1,518,769 ÷ 100,179 shares)	$15.16

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$15.39

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-12
(unaudited)

This Statement of operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$54,415
Securities lending	417

Total investment income	54,832

Expenses

Investment management fees	114,145
Distribution and service fees	64,158
Accounting and legal services fees	3,682
Transfer agent fees	28,729
Trustees’ fees	950
State registration fees	24,955
Printing and postage	2,876
Professional fees	19,699
Custodian fees	5,968
Registration and filing fees	13,468
Other	5,846

Total expenses	284,476
Less expense reductions	(57,184)

Net expenses	227,292

Net investment loss	(172,460)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	196,895
Foreign currency transactions	(71)

196,824
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	2,202,399
Investments in affiliated issuers	50
Translation of assets and liabilities in foreign currencies	(1,090)

2,201,359

Net realized and unrealized gain	2,398,183

Increase in net assets from operations	$2,225,723

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	17

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	4-30-12	ended
	(unaudited)	10-31-11

Increase (decrease) in net assets

From operations
Net investment loss	($172,460)	($286,522)
Net realized gain	196,824	3,172,617
Change in net unrealized appreciation (depreciation)	2,201,359	(2,659,305)

Increase in net assets resulting from operations	2,225,723	226,790

From Fund share transactions	500,084	2,424,128

Total increase	2,725,807	2,650,918

Net assets

Beginning of period	28,039,481	25,388,563

End of period	$30,765,288	$28,039,481

Accumulated net investment loss	($209,816)	($37,356)

18	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$13.53	$13.18	$10.64	$8.11	$15.82	$12.94
Net investment loss[2]	(0.07)	(0.12)	(0.10)	(0.07)	(0.07)	(0.13)[3]
Net realized and unrealized gain (loss)
on investments	1.16	0.47	2.64	2.60	(7.41)	3.51
Total from investment operations	1.09	0.35	2.54	2.53	(7.48)	3.38
Less distributions
From net realized gain	—	—	—	—	(0.23)	(0.50)
Net asset value, end of period	$14.62	$13.53	$13.18	$10.64	$8.11	$15.82
Total return (%)[4,5]	8.06[6]	2.66	23.87	31.20	(47.91)	27.01

Ratios and supplemental data

Net assets, end of period (in millions)	$22	$20	$18	$14	$10	$15
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.85[8]	1.88	2.20	2.33[7]	2.08	2.94
Expenses net of fee waivers and credits	1.45[8]	1.43	1.38	1.38[7]	1.34	1.39
Net investment loss	(1.07)[8]	(0.83)	(0.87)	(0.72)	(0.60)	(0.88)[3]
Portfolio turnover (%)	42	125	76	115	115	64[9]

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
8 Annualized.
9 Excludes merger activity.

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	19

CLASS B SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$12.82	$12.57	$10.22	$7.84	$15.42	$12.70
Net investment loss[2]	(0.12)	(0.20)	(0.18)	(0.12)	(0.16)	(0.22)[3]
Net realized and unrealized gain (loss)
on investments	1.10	0.45	2.53	2.50	(7.19)	3.44
Total from investment operations	0.98	0.25	2.35	2.38	(7.35)	3.22
Less distributions
From net realized gain	—	—	—	—	(0.23)	(0.50)
Net asset value, end of period	$13.80	$12.82	$12.57	$10.22	$7.84	$15.42
Total return (%)[4,5]	7.64[6]	1.99	22.99	30.36	(48.32)	26.23

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$3	$3	$4	$6
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.55[7]	2.58	2.89	3.08[8]	2.82	3.61
Expenses net of fee waivers and credits	2.15[7]	2.12	2.05	2.05[8]	2.06	2.06
Net investment loss	(1.77)[7]	(1.51)	(1.54)	(1.36)	(1.33)	(1.57)[3]
Portfolio turnover (%)	42	125	76	115	115	64[9]

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

CLASS C SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$12.84	$12.59	$10.23	$7.85	$15.42	$12.71
Net investment loss[2]	(0.12)	(0.21)	(0.18)	(0.12)	(0.15)	(0.21)[3]
Net realized and unrealized gain (loss)
on investments	1.10	0.46	2.54	2.50	(7.19)	3.42
Total from investment operations	0.98	0.25	2.36	2.38	(7.34)	3.21
Less distributions
From net realized gain	—	—	—	—	(0.23)	(0.50)
Net asset value, end of period	$13.82	$12.84	$12.59	$10.23	$7.85	$15.42
Total return (%)[4,5]	7.63[6]	1.99	23.07	30.32	(48.25)	26.13

Ratios and supplemental data

Net assets, end of period (in millions)	$4	$4	$3	$3	$2	$3
Ratios (as a percentage of average
net assets):
Expenses before reductions	2.55[7]	2.58	2.90	3.04[8]	2.73	3.55
Expenses net of fee waivers and credits	2.15[7]	2.12	2.05	2.03[8]	1.98	2.00
Net investment loss	(1.76)[7]	(1.52)	(1.54)	(1.36)	(1.26)	(1.51)[3]
Portfolio turnover (%)	42	125	76	115	115	64[9]

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Not annualized.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

20	Mid Cap Equity Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	4-30-12[1]	10-31-11	10-31-10	10-31-09	10-31-08	10-31-07

Per share operating performance

Net asset value, beginning of period	$14.00	$13.57	$10.91	$8.28	$16.10	$13.10
Net investment loss[2]	(0.05)	(0.06)	(0.05)	(0.03)	(0.03)	(0.05)[3]
Net realized and unrealized gain (loss)
on investments	1.21	0.49	2.71	2.66	(7.56)	3.55
Total from investment operations	1.16	0.43	2.66	2.63	(7.59)	3.50
Less distributions
From net realized gain	—	—	—	—	(0.23)	(0.50)
Net asset value, end of period	$15.16	$14.00	$13.57	$10.91	$8.28	$16.10
Total return (%)[4]	8.29[5]	3.17	24.38	31.76	(47.76)	27.62

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$2	$1	—[6]	—[6]	—[6]
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.45[7]	1.47	1.90	1.82[8]	1.60	3.03
Expenses net of fee waivers and credits	1.02[7]	0.98	0.95	0.95[8]	0.95	0.95
Net investment loss	(0.64)[7]	(0.38)	(0.43)	(0.30)	(0.21)	(0.39)[3]
Portfolio turnover (%)	42	125	76	115	115	64[9]

1 Six months ended 4-30-12. Unaudited.
2 Based on the average daily shares outstanding.
3 Net investment loss per share and ratio of net investment loss to average net assets reflects a special dividend received by the Fund, which amounted to $0.01 per share and 0.05% of class’s average net assets.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
9 Excludes merger activity.

See notes to financial statements	Semiannual report | Mid Cap Equity Fund	21

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Mid Cap Equity Fund (the Fund) is a series of John Hancock Series Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek long-term capital appreciation.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

As of April 30, 2012, all investments are categorized as Level 1 under the hierarchy described above. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the six months ended April 30, 2012, there were no transfers between the levels described above.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Investments by the Fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last

22	Mid Cap Equity Fund | Semiannual report

bid price quoted by brokers making markets in the securities at the close of trading. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The Fund may lend its securities to earn additional income. It receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, an affiliate of the Fund, and as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any Fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. For the six months ended April 30, 2012, the Fund had no borrowings under the line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Semiannual report | Mid Cap Equity Fund	23

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $5,019,653 available to offset future net realized capital gains as of October 31, 2011, which expires as follows: October 31, 2016 — $1,730,393 and October 31, 2017 — $3,289,260.

As of October 31, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, straddle loss deferrals and investments in passive foreign investment companies.

New accounting pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 may result in additional disclosure for transfers between levels as well as expanded disclosure for securities categorized as Level 3 under the fair value hierarchy.

Note 3 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

24	Mid Cap Equity Fund | Semiannual report

Management fee. The Fund has an investment management agreement with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net assets; (b) 0.75% of the next $500,000,000; and (c) 0.70% of the Fund’s average daily net assets in excess of $1,000,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The adviser has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the Fund to the extent necessary to maintain the Fund’s total operating expenses at 1.45%, 2.15%, 2.15% and 1.09% for Class A, Class B, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses and expenses paid indirectly. The current expense limitation agreement expires on February 28, 2013, unless renewed by mutual agreement of the Fund and the Adviser based upon a determination that this is appropriate under the circumstances at the time. Prior to March 1, 2012, the fee waivers and/or reimbursements were such that the above expenses would not exceed 0.99% for Class I shares and the fee waivers and/or reimbursements for the remainder of the share classes above were unchanged.

Accordingly, these fee waivers and/or expense reimbursements amounted to $40,577, $6,069, $7,365 and $3,173 for Class A, Class B, Class C and Class I shares, respectively, for the six months ended April 30, 2012.

The investment management fees incurred for the six months ended April 30, 2012 were equivalent to a net annual effective rate of 0.40% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended April 30, 2012 amounted to an annual rate of 0.03% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $19,505 for the six months ended April 30, 2012. Of this amount, $3,212 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $15,282 was paid as sales commissions to broker-dealers and $1,011 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Adviser.

Semiannual report | Mid Cap Equity Fund	25

Class B and Class C shares are subject to contingent deferred sales charges (CDSCs). Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended April 30, 2012, CDSCs received by the Distributor amounted to $8,867 and $942 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended April 30, 2012 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$30,453	$20,979
Class B	15,259	3,143
Class C	18,446	3,807
Class I	—	800
Total	$64,158	$28,729

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities.

26	Mid Cap Equity Fund | Semiannual report

Note 5 — Fund share transactions

Transactions in Fund shares for the six months ended April 30, 2012 and for the year ended October 31, 2011 were as follows:

	Six months ended 4-30-12		Year ended 10-31-11
	Shares	Amount	Shares	Amount
Class A shares

Sold	255,100	$3,554,719	600,348	$8,612,764
Repurchased	(197,369)	(2,727,410)	(498,194)	(6,982,424)

Net increase	57,731	$827,309	102,154	$1,630,340

Class B shares

Sold	33,862	$434,469	102,612	$1,423,853
Repurchased	(38,462)	(506,375)	(114,106)	(1,524,372)

Net decrease	(4,600)	($71,906)	(11,494)	($100,519)

Class C shares

Sold	38,829	$524,012	111,530	$1,539,123
Repurchased	(42,051)	(556,811)	(85,398)	(1,138,687)

Net increase (decrease)	(3,222)	($32,799)	26,132	$400,436

Class I shares

Sold	24,829	$367,618	67,873	$1,015,234
Repurchased	(40,940)	(590,138)	(36,796)	(521,363)

Net increase (decrease)	(16,111)	($222,520)	31,077	$493,871

Net increase	33,798	$500,084	147,869	$2,424,128

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated $12,147,752 and $11,953,341, respectively, for the six months ended April 30, 2012.

Semiannual report | Mid Cap Equity Fund	27

More information

Trustees	Investment adviser
Steven R. Pruchansky, Chairman	John Hancock Advisers, LLC
William H. Cunningham
Deborah C. Jackson	Subadviser
Stanley Martin*	John Hancock Asset Management a division of
Hugh McHaffie†	Manulife Asset Management (US) LLC
Dr. John A. Moore,* Vice Chairman
Patti McGill Peterson*	Principal distributor
Gregory A. Russo	John Hancock Funds, LLC
John G. Vrysen†
Custodian
Officers	State Street Bank and Trust Company
Keith F. Hartstein
President and Chief Executive Officer	Transfer agent
John Hancock Signature Services, Inc.
Andrew G. Arnott
Senior Vice President and Chief Operating Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-202-551-8090 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site at www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

28	Mid Cap Equity Fund | Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Mid Cap Equity Fund.	81SA 4/12
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	6/12

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-

year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Series Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date:	June 26, 2012

By:	/s/ Charles A. Rizzo
---------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	June 26, 2012